EMPLOYEE BENEFITS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Salaries and wages	$ 1,604,552	$ 1,549,402	$ 1,631,320
Short-term employee benefits	145,245	132,436	171,366
Termination benefits	85,070	79,062	51,684
Other personnel expenses	188,767	190,233	218,435
Total	$ 2,023,634	$ 1,951,133	$ 2,072,805